Subsequent Events (Details)		1 Months Ended
	Mar. 24, 2021	Mar. 26, 2021 USD ($)	Jan. 26, 2021 CNY (¥) shares	Jan. 26, 2021 USD ($) $ / shares shares	Mar. 04, 2021 CNY (¥)	Mar. 04, 2021 USD ($)	Mar. 01, 2021 CNY (¥)	Mar. 01, 2021 USD ($)	Jan. 18, 2021 CNY (¥)	Jan. 18, 2021 USD ($)	Jan. 11, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Grant date fair value				$ 3,600,000
Vested description			180,000 shares are to be vested on March 31, 2021 and remaining shares to be vested over a three year period from March 31, 2021.	180,000 shares are to be vested on March 31, 2021 and remaining shares to be vested over a three year period from March 31, 2021.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interest											100.00%
Grant date fair value (in Dollars per share) | $ / shares				$ 5.05
Grant date fair value | ¥			¥ 25,100,000
Public offering description	the Company completed its third public offering of 11,173,335 units at the public offering price of USD 7.50 per unit, with each unit consisting of one ADS and four-tenths of a warrant to purchase one ADS at an exercise price of USD 8.60 per ADS. Each ADS represents two of the Company’s Class B ordinary shares, par value USD 0.0001 per share. The offering resulted in net proceeds to the Company of approximately USD 77.8 million (RMB 507.9 million) after deducting underwriting commission and other expenses of approximately USD 6.0 million (RMB 38.9 million).
Consideration description		Wimi Cayman entered into an equity transfer agreement with Universal Winnings Holding Limited and Joyous Dragon Limited, pursuant to which Wimi Cayman transferred 7% of the issued share capital of VIYI for a consideration of US$3,500,000.
Shenzhen Weiyixin [Member]
Subsequent Events (Details) [Line Items]
Equity interest												13.50%
Shenzhen Weiyixin [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interest											100.00%
Weidong [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interest											100.00%
Shenzhen Yichong Micro-Electronic Technology Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interest									100.00%	100.00%
Purchase value							¥ 2	$ 0.3
Shenzhen Sainengwei Electronic Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interest							100.00%	100.00%	80.00%	80.00%
Purchase value									¥ 2	$ 0.3
Tianjin Zhongzhengdaohe Investment Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Register capital					¥ 195,700,000	$ 30,000,000
VIYI [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued share capital percentage		20.00%
Total consideration value (in Dollars)		$ 10,000,000
Class B ordinary shares [Member]
Subsequent Events (Details) [Line Items]
(in Shares) | shares			720,000	720,000